UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 188,510	$ 35,531
Accounts receivable	2,139	1,399
Deferred contract costs, current portion	5,904	4,049
Prepaid expenses and other current assets	6,574	2,649
Total current assets	203,127	43,628
Property and equipment, net	8,391	2,968
Intangible assets, net	2,111	2,231
Goodwill	1,991	1,991
Deferred contract costs, net of current portion	2,201	1,670
Other long-term assets	972	2,470
Total assets	218,793	54,958
Current liabilities
Accounts payable	5,196	8,654
Accrued expenses	22,285	7,719
Deferred revenue	36,051	26,537
Other current liabilities	1,877	0
Total current liabilities	65,409	42,910
Liabilities, Noncurrent [Abstract]
Deferred revenue, net of current portion	243	123
Deferred tax liability	126	209
Other long-term liabilities	2,960	497
Total liabilities	68,738	43,739
Commitments and contingencies (Note 9)
Stockholders' Equity Attributable to Parent [Abstract]
Common stock	0	0
Additional paid-in capital	185,292	4,975
Accumulated deficit	(35,238)	(35,815)
Total stockholders’ deficit	150,055	(6,840)
Total liabilities, redeemable convertible preferred stock, and stockholders’ deficit	218,793	54,958
Series A redeemable convertible preferred stock
Liabilities, Noncurrent [Abstract]
Redeemable convertible preferred stock	0	7,789
Series A-1 redeemable convertible preferred stock
Liabilities, Noncurrent [Abstract]
Redeemable convertible preferred stock	0	10,270
Series B convertible preferred stock
Stockholders' Equity Attributable to Parent [Abstract]
Preferred stock	0	24,000
Undesignated preferred stock
Stockholders' Equity Attributable to Parent [Abstract]
Preferred stock	0	0
Common Class A
Stockholders' Equity Attributable to Parent [Abstract]
Common stock	0	0
Common Class B
Stockholders' Equity Attributable to Parent [Abstract]
Common stock	$ 1	$ 0